Consolidated Statements of Shareholders' Equity - JPY (¥) ¥ in Thousands	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	Total
Balance at Mar. 31, 2012	¥ (10,990,348)	¥ (23,533)	¥ 16,833,847	¥ (392,079)	¥ 27,260,318	¥ 8,042	¥ 32,696,247
Balance (in Shares) at Mar. 31, 2012			41,295,600
Acquisition and establishment of new consolidated subsidiaries						2,688	2,688
Stock-based compensation (Note 14)					40,007		40,007
Net income	5,300,654					16,693	5,317,347
Other comprehensive income (loss), net of tax		287,303				(20)	287,283
Dividends paid (Note 14)	(709,394)						(709,394)
Balance at Mar. 31, 2013	(6,399,088)	263,770	¥ 16,833,847	(392,079)	27,300,325	27,403	37,634,178
Balance (in Shares) at Mar. 31, 2013			41,295,600
Acquisition of noncontrolling interests in consolidated subsidiaries (Note 14)		61		53	99	(213)
Issuance of common stock, net of issuance cost (Note 14)			¥ 8,661,600		8,609,604		17,271,204
Issuance of common stock, net of issuance cost (Note 14) (in Shares)			5,400,000
Issuance of common stock upon exercise of stock options			¥ 1,575		1,576		¥ 3,151
Issuance of common stock upon exercise of stock options (in Shares)			2,200				2,200
Stock-based compensation (Note 14)					50,391		¥ 50,391
Net income	4,442,237					241,395	4,683,632
Other comprehensive income (loss), net of tax		1,448,955				(144)	1,448,811
Dividends paid (Note 14)	(910,697)						(910,697)
Purchase of treasury stock				(44)			(44)
Balance at Mar. 31, 2014	(2,867,548)	1,712,786	¥ 25,497,022	(392,070)	35,961,995	268,441	60,180,626
Balance (in Shares) at Mar. 31, 2014			46,697,800
Issuance of common stock upon exercise of stock options			¥ 2,835		2,836		¥ 5,671
Issuance of common stock upon exercise of stock options (in Shares)			3,200				3,200
Stock-based compensation (Note 14)					49,297		¥ 49,297
Net income	3,322,081					74,672	3,396,753
Other comprehensive income (loss), net of tax		225,863				(3,735)	222,128
Dividends paid (Note 14)	(1,010,695)						(1,010,695)
Balance at Mar. 31, 2015	¥ (556,162)	¥ 1,938,649	¥ 25,499,857	¥ (392,070)	¥ 36,014,128	¥ 339,378	¥ 62,843,780
Balance (in Shares) at Mar. 31, 2015			46,701,000